Time Deposits / Cash And Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Time Deposits with Banks [Abstract]
Time Deposits / Cash And Cash Equivalents
1 8 .	TIME DEPOSITS / CASH AND CASH EQUIVALENTS
The time deposits are placed with licensed commercial banks in the PRC, carry interest at a fixed rate of
3.36
% to
3.70
% per annum. The amount presented under
non-current
assets are balances which management are not expected to collect cash within twelve months as of June 30, 2022 and 2023
.

Bank balances carry interest at prevailing market interest rates ranging from 0.01% to 0.30% per annum for the six months ended June 30, 2022 and 2023.

20.	TIME DEPOSITS WITH ORIGINAL MATURITY OVER THREE MONTHS/CASH AND CASH EQUIVALENTS
The time deposits with original maturity over three months are placed with licensed commercial banks in the PRC, carry interest at a fixed rate of 3.70% per annum. For the non-current
portion of the time deposits with original maturity over three months, the management did not expect to collect cash within 12 months as of December 31, 2021 and 2022.
Bank balances include demand deposits, presenting as cash and cash equivalent, carry interest at prevailing market interest rates ranging from 0.01% to 0.05% and from 0.01% to 3.05% for the years ended December 31, 2021 and 2022, respectively.